Schedule of derivative instruments contracted Realized gain (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
[custom:RealizedGainLossAccordingToContract1]	R$ 1,198	R$ 495
Over The Counters [Member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeInstrumentsAsset1]	US$ exchange variation + Rate (9.25% p.y.)
[custom:DerivativeInstrumentsLiabilities1]	Local currency + R$ 151.99% of CDI
[custom:FinancialInstrumentsMaturityPeriod1]	Interest: Half-yearly Principal: Dec. 2024
[custom:TradeMarket1]	Over the counter
[custom:RealizedGainLossAccordingToContract]	R$ 1,019	329
Over The Counters [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
[custom:DerivativesNotionalAmount1]		1,000
Over The Counters One [Member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeInstrumentsAsset1]	US$ exchange variation + Rate (9.25% p.y.)
[custom:DerivativeInstrumentsLiabilities1]	Local currency + R$125.52% of CDI
[custom:FinancialInstrumentsMaturityPeriod1]	Interest: Half-yearly Principal: Dec. 2024
[custom:TradeMarket1]	Over the counter
[custom:RealizedGainLossAccordingToContract1]	R$ 155	R$ 166
Over The Counters One [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
[custom:DerivativesNotionalAmount1]	R$ 500
Over The Counters Two [Member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeInstrumentsAsset1]	US$ exchange variation higher R$5.0984
[custom:DerivativeInstrumentsLiabilities1]	US$ exchange variation lower R$5.0954
[custom:FinancialInstrumentsMaturityPeriod1]	August 03, 2021
[custom:TradeMarket1]	Over the counter
[custom:RealizedGainLossAccordingToContract1]	R$ 24
Over The Counters Two [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
[custom:DerivativesNotionalAmount1]	R$ 600